TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Estimated losses on doubtful debts	R$ (226,053)	R$ (232,830)	R$ (236,927)
Trade receivable, after estimated losses on doubtful debts	3,101,397	3,124,030
Trade receivables	3,269,764	3,233,164
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	3,327,450	3,356,860
Third Parties [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	1,525,773	1,636,804
Third Parties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Trade receivable, before estimated losses on doubtful debts	1,801,677	1,720,056
Related Partie [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 168,367	R$ 109,134